Derivative Financial Instruments - Summary of Details of Hedged Exposures by Hedging Strategies (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Cash flow hedge reserve	£ 326	£ 285
Fair Value Hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	75
Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	15
Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	60
Santander UK Group [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	67,116
Carrying value of liabilities	17,015
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	10
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	536
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	697
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	242
Change in value used for calculating hedge ineffectiveness	75
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	67
Santander UK Group [member] | Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(793)
Cash flow hedge reserve	326
Balances on cash flow hedge reserve where hedge accounting is no longer applied	51
Santander UK Group [member] | Loans and Advances to Customers [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	42,075
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	638
Change in value used for calculating hedge ineffectiveness	(149)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	729
Santander UK Group [member] | Loans and Advances to Customers [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(19)
Cash flow hedge reserve	(4)
Balances on cash flow hedge reserve where hedge accounting is no longer applied	(2)
Santander UK Group [member] | Other financial assets at amortised cost [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	6,640
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	59
Change in value used for calculating hedge ineffectiveness	59
Santander UK Group [member] | Reverse repo agreement non trading [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	10,954
Santander UK Group [member] | Other financial assets at fair value through other comprehensive income [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of assets	7,447
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	10
Change in value used for calculating hedge ineffectiveness	(46)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	123
Santander UK Group [member] | Deposits by customers [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	702
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(1)
Santander UK Group [member] | Deposits by banks [member] | Fair Value Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	516
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	15
Change in value used for calculating hedge ineffectiveness	9
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(23)
Santander UK Group [member] | Deposits by banks [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	6
Cash flow hedge reserve	(1)
Santander UK Group [member] | Debt Securities [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	15,112
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	369
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	191
Change in value used for calculating hedge ineffectiveness	158
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(548)
Santander UK Group [member] | Debt Securities [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(1)
Santander UK Group [member] | Debt Securities [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(218)
Cash flow hedge reserve	22
Balances on cash flow hedge reserve where hedge accounting is no longer applied	3
Santander UK Group [member] | Subordinated liabilities [member] | Fair Value Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Carrying value of liabilities	685
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	152
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	52
Change in value used for calculating hedge ineffectiveness	44
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(214)
Santander UK Group [member] | Loans and advances to banks [member] | Cash Flow Hedges [member] | Interest Rate Risks [member]
Disclosure of detailed information about hedges [line items]
Cash flow hedge reserve	(2)
Santander UK Group [member] | Other financial assets measured at fair value through other comprehensive income [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	199
Cash flow hedge reserve	(1)
Santander UK Group [member] | Highly probable forecast transactions [member] | Cash Flow Hedges [member] | Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(1)
Santander UK Group [member] | Other Liabilities [member] | Cash Flow Hedges [member] | Equity Risks [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	12
Santander UK Group [member] | Debt securities in issue and loans and advances to customers [member] | Cash Flow Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(564)
Cash flow hedge reserve	233
Balances on cash flow hedge reserve where hedge accounting is no longer applied	50
Santander UK Group [member] | Subordinated Liabilities and loans and advances to customers [member] | Cash Flow Hedges [member] | Interest Rate And Foreign Currency Risk [member]
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness	(207)
Cash flow hedge reserve	£ 79